UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Discovery Fund

September 30, 2005

1.799853.102 CII-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 92.8%
		Shares	Value (000s)

CONSUMER DISCRETIONARY – 15.0%
Auto Components 1.8%
Delphi Corp. (a)		462,649	$1,277
Gentex Corp.		143,500	2,497
Lear Corp.		3,800	129
Michelin SA (Compagnie Generale des Etablissements) Series B		69,142	4,063
			7,966
Automobiles – 0.1%
Fleetwood Enterprises, Inc. (a)		18,200	224
Monaco Coach Corp.		7,000	103
			327
Hotels, Restaurants & Leisure 0.7%
Domino’s Pizza, Inc.		47,700	1,112
Vail Resorts, Inc. (a)		4,900	141
WMS Industries, Inc. (a)		71,300	2,006
			3,259
Household Durables – 0.4%
Garmin Ltd.		25,500	1,730
Internet & Catalog Retail 1.1%
eBay, Inc. (a)		125,300	5,162
Leisure Equipment & Products – 0.3%
Brunswick Corp.		150	6
MarineMax, Inc. (a)		23,200	591
Marvel Entertainment, Inc. (a)		54,100	967
			1,564
Media – 6.8%
Clear Channel Communications, Inc.		112,654	3,705
Cumulus Media, Inc. Class A (a)		108,834	1,359
Entercom Communications Corp. Class A (a)		61,750	1,951
Getty Images, Inc. (a)		2,000	172
Lamar Advertising Co. Class A (a)		92,568	4,199
News Corp. Class A		419,900	6,546
Omnicom Group, Inc.		19,300	1,614
Pixar (a)		46,900	2,088
Playboy Enterprises, Inc. Class B (non-vtg.) (a)		27,700	391
Univision Communications, Inc. Class A (a)		190,300	5,049
XM Satellite Radio Holdings, Inc. Class A (a)		89,400	3,210
			30,284

Quarterly Report	2

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 3.7%
Electronics Boutique Holding Corp. (a)	84,200	$5,291
GameStop Corp. Class A (a)	169,800	5,344
Monro Muffler Brake, Inc.	28,978	761
Staples, Inc.	165,250	3,523
The Game Group PLC	999,765	1,508
Urban Outfitters, Inc. (a)	4,000	118
		16,545
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc. Class B	3,800	310

TOTAL CONSUMER DISCRETIONARY		67,147

CONSUMER STAPLES – 11.0%
Beverages – 2.7%
Coca-Cola Enterprises, Inc.	170,700	3,329
The Coca-Cola Co.	199,700	8,625
		11,954
Food & Staples Retailing – 1.3%
Wal-Mart Stores, Inc.	129,500	5,675
Food Products 1.2%
Campbell Soup Co.	30,000	893
Corn Products International, Inc.	58,100	1,172
Hormel Foods Corp.	36,825	1,215
Nestle SA:
(Reg.)	3,649	1,069
sponsored ADR	16,400	1,205
		5,554
Household Products – 1.3%
Colgate-Palmolive Co.	39,900	2,106
Procter & Gamble Co.	65,000	3,865
		5,971
Personal Products 1.1%
Gillette Co.	81,600	4,749

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Tobacco 3.4%
Altria Group, Inc.	197,800	$14,580
UST, Inc.	18,500	774
		15,354

TOTAL CONSUMER STAPLES		49,257

ENERGY 2.6%
Energy Equipment & Services – 0.9%
Halliburton Co.	35,300	2,419
Schlumberger Ltd. (NY Shares)	20,000	1,688
		4,107
Oil, Gas & Consumable Fuels – 1.7%
Arch Coal, Inc.	25,500	1,721
Giant Industries, Inc. (a)	19,300	1,130
Peabody Energy Corp.	21,100	1,780
Tesoro Corp.	3,600	242
Valero Energy Corp.	21,800	2,465
		7,338

TOTAL ENERGY		11,445

FINANCIALS – 12.7%
Capital Markets 0.3%
Morgan Stanley	16,500	890
T. Rowe Price Group, Inc.	3,790	247
		1,137
Commercial Banks – 0.4%
Bank of America Corp.	3,600	152
Bank of Communications Co. Ltd. (H Shares)	38,000	16
Boston Private Financial Holdings, Inc.	2,300	61
Uniao de Bancos Brasileiros SA (Unibanco) unit	130,800	1,375
Wachovia Corp.	4,800	228
		1,832
Consumer Finance – 2.6%
SLM Corp.	218,150	11,702
Insurance – 9.4%
ACE Ltd.	94,400	4,443
AFLAC, Inc.	90,180	4,085

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
AMBAC Financial Group, Inc.	29,500	$2,126
American International Group, Inc.	508,150	31,486
		42,140
Thrifts & Mortgage Finance – 0.0%
Freddie Mac	3,600	203

TOTAL FINANCIALS		57,014

HEALTH CARE – 17.6%
Biotechnology – 4.0%
Biogen Idec, Inc. (a)	64,100	2,531
Cephalon, Inc. (a)	38,200	1,773
Charles River Laboratories International, Inc. (a)	99,800	4,353
Gilead Sciences, Inc. (a)	72,800	3,550
MedImmune, Inc. (a)	134,526	4,527
ONYX Pharmaceuticals, Inc. (a)	22,500	562
OSI Pharmaceuticals, Inc. (a)	25,600	749
		18,045
Health Care Equipment & Supplies – 2.0%
Alcon, Inc.	7,300	934
BioLase Technology, Inc.	63,100	450
C.R. Bard, Inc.	15,300	1,010
Nobel Biocare Holding AG (Switzerland)	10,165	2,396
Phonak Holding AG	29,769	1,276
Straumann Holding AG	10,528	2,821
		8,887
Health Care Providers & Services – 4.5%
Aetna, Inc.	25,400	2,188
Humana, Inc. (a)	120,000	5,746
UnitedHealth Group, Inc.	212,930	11,967
WebMD Health Corp. Class A	16,600	409
		20,310
Pharmaceuticals – 7.1%
Cipla Ltd.	142,134	1,228
Johnson & Johnson	110,100	6,967
Novartis AG sponsored ADR	88,400	4,508
Roche Holding AG (participation certificate)	70,314	9,769

5 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Sepracor, Inc. (a)		63,500	$3,746
Wyeth		118,000	5,460
			31,678

TOTAL HEALTH CARE			78,920

INDUSTRIALS – 9.6%
Aerospace & Defense – 3.0%
Honeywell International, Inc.		173,400	6,503
The Boeing Co.		83,400	5,667
United Technologies Corp.		21,800	1,130
			13,300
Airlines – 0.3%
AirTran Holdings, Inc. (a)		113,945	1,443
Commercial Services & Supplies – 0.3%
Tele Atlas NV (a)		36,800	1,273
Construction & Engineering – 0.2%
Foster Wheeler Ltd. (a)		12,700	392
Jacobs Engineering Group, Inc. (a)		6,500	438
			830
Industrial Conglomerates – 5.4%
General Electric Co.		715,480	24,090
Marine – 0.4%
Alexander & Baldwin, Inc.		35,600	1,895

TOTAL INDUSTRIALS			42,831

INFORMATION TECHNOLOGY – 18.0%
Communications Equipment – 4.1%
Alcatel SA sponsored ADR (a)		232,400	3,119
CIENA Corp. (a)		3,378,000	8,918
Corning, Inc. (a)		51,000	986
Finisar Corp. (a)		1,702,524	2,332
Juniper Networks, Inc. (a)		36,800	875
Lucent Technologies, Inc. (a)		453,900	1,475
NMS Communications Corp. (a)		171,000	633
			18,338
Computers & Peripherals – 0.3%
Dell, Inc. (a)		37,000	1,265

Quarterly Report	6

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
SanDisk Corp. (a)	400	$19
Synaptics, Inc. (a)	14,600	274
		1,558
Internet Software & Services – 0.5%
Akamai Technologies, Inc. (a)	28,993	462
NetRatings, Inc. (a)	31,931	486
Yahoo!, Inc. (a)	36,500	1,235
		2,183
IT Services – 0.0%
Infosys Technologies Ltd.	1,968	113
Semiconductors & Semiconductor Equipment – 3.1%
Applied Micro Circuits Corp. (a)	236,800	710
ASML Holding NV (NY Shares) (a)	122,320	2,020
ATI Technologies, Inc. (a)	239,700	3,313
Intel Corp.	18,190	448
PMC-Sierra, Inc. (a)	280,529	2,471
Silicon On Insulator TEChnologies SA (SOITEC) (a)	23,969	405
Teradyne, Inc. (a)	195,200	3,221
United Microelectronics Corp. sponsored ADR	72,906	262
Vitesse Semiconductor Corp. (a)	11,300	21
Xilinx, Inc.	36,357	1,013
		13,884
Software 10.0%
Activision, Inc. (a)	188,146	3,848
Cadence Design Systems, Inc. (a)	109,900	1,776
Gameloft (a)	207,007	1,501
Microsoft Corp.	1,221,060	31,418
NAVTEQ Corp. (a)	23,900	1,194
NDS Group PLC sponsored ADR (a)	19,600	728
Take-Two Interactive Software, Inc. (a)	81,200	1,794
THQ, Inc. (a)	110,358	2,353
		44,612

TOTAL INFORMATION TECHNOLOGY		80,688

MATERIALS 3.0%
Chemicals – 0.3%
Monsanto Co.	18,400	1,155

7 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – 2.7%
Alamos Gold, Inc. (a)	95,100	$393
Allegheny Technologies, Inc.	33,000	1,022
Apex Silver Mines Ltd. (a)	52,900	831
Glamis Gold Ltd. (a)	102,700	2,253
IAMGOLD Corp.	69,800	512
Newmont Mining Corp.	130,940	6,176
Titanium Metals Corp. (a)	24,500	969
		12,156

TOTAL MATERIALS		13,311

TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 2.7%
SBC Communications, Inc.	309,100	7,409
Verizon Communications, Inc.	150,830	4,931
		12,340

UTILITIES – 0.6%
Independent Power Producers & Energy Traders – 0.6%
TXU Corp.	22,200	2,506
TOTAL COMMON STOCKS
(Cost $405,560)		415,459

Preferred Stocks 0.0%

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(d)	6,900	0
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(d)
(Cost $452)	64,000	0

Quarterly Report

8

Convertible Bonds 0.6%
	Principal	Value
	Amount (000s)	(000s)

INFORMATION TECHNOLOGY – 0.6%
Communications Equipment – 0.6%
CIENA Corp. 3.75% 2/1/08	$2,960	$2,705
TOTAL CONVERTIBLE BONDS
(Cost $2,765)		2,705
Money Market Funds 8.0%
	Shares
Fidelity Cash Central Fund, 3.82% (b)	31,142,391	31,142
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	4,814,384	4,814
TOTAL MONEY MARKET FUNDS
(Cost $35,956)		35,956

TOTAL INVESTMENT PORTFOLIO 101.4%
(Cost $444,733)		454,120

NET OTHER ASSETS – (1.4)%		(6,183)

NET ASSETS 100%		$447,937

9 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$119
GeneProt, Inc.
Series A	7/7/00	$352

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $446,784,000. Net unrealized appreciation aggregated $7,336,000, of which $25,550,000 related to appreciated investment securities and $18,214,000 related to depreciated investment securities.

Quarterly Report 10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for Fidelity® Fifty

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.3%
	Shares	Value

CONSUMER DISCRETIONARY – 10.7%
Diversified Consumer Services – 2.4%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	485,700	$ 8,120,904
Universal Technical Institute, Inc. (a)	326,400	11,623,104
		19,744,008
Hotels, Restaurants & Leisure 3.3%
Carnival Corp. unit	285,900	14,289,282
Kerzner International Ltd. (a)	240,250	13,345,888
		27,635,170
Internet & Catalog Retail 0.9%
eBay, Inc. (a)	187,600	7,729,120
Media – 1.6%
McGraw Hill Companies, Inc.	188,400	9,050,736
Radio One, Inc. Class D (non-vtg.) (a)	331,675	4,361,526
		13,412,262
Multiline Retail – 1.5%
Target Corp.	244,300	12,686,499
Specialty Retail – 1.0%
The Children’s Place Retail Stores, Inc. (a)	244,942	8,729,733

TOTAL CONSUMER DISCRETIONARY		89,936,792

CONSUMER STAPLES 4.2%
Food & Staples Retailing – 1.3%
Walgreen Co.	259,200	11,262,240
Food Products 0.2%
Wm. Wrigley Jr. Co.	19,800	1,423,224
Household Products – 1.6%
Colgate-Palmolive Co.	257,000	13,567,030
Personal Products 1.1%
Avon Products, Inc.	336,000	9,072,000

TOTAL CONSUMER STAPLES		35,324,494

ENERGY 12.8%
Energy Equipment & Services – 8.5%
Halliburton Co.	460,500	31,553,460
Nabors Industries Ltd. (a)	373,300	26,814,139
Weatherford International Ltd. (a)	184,700	12,681,502
		71,049,101

	13	Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – 4.3%
Chesapeake Energy Corp.	287,900	$11,012,175
EnCana Corp.	249,800	14,578,471
Valero Energy Corp.	97,400	11,012,044
		36,602,690

TOTAL ENERGY		107,651,791

FINANCIALS – 8.5%
Consumer Finance – 3.7%
American Express Co.	540,100	31,023,344
Insurance – 4.8%
American International Group, Inc.	407,300	25,236,308
Aon Corp.	238,100	7,638,248
PartnerRe Ltd.	57,900	3,708,495
Prudential Financial, Inc.	48,800	3,296,928
		39,879,979

TOTAL FINANCIALS		70,903,323

HEALTH CARE – 6.9%
Health Care Equipment & Supplies – 2.0%
Alcon, Inc.	52,500	6,713,700
Baxter International, Inc.	256,100	10,210,707
		16,924,407
Health Care Providers & Services – 4.9%
Henry Schein, Inc. (a)	339,600	14,473,752
UnitedHealth Group, Inc.	476,600	26,784,920
		41,258,672

TOTAL HEALTH CARE		58,183,079

INDUSTRIALS – 18.1%
Aerospace & Defense – 3.1%
Precision Castparts Corp.	410,800	21,813,480
Rockwell Collins, Inc.	82,700	3,996,064
		25,809,544

Quarterly Report

14

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Airlines – 3.6%
AirTran Holdings, Inc. (a)	1,437,930	$18,204,194
Ryanair Holdings PLC sponsored ADR (a)	276,800	12,602,704
		30,806,898
Commercial Services & Supplies – 3.2%
Monster Worldwide, Inc. (a)	256,200	7,867,902
Navigant Consulting, Inc. (a)	300,600	5,759,496
R.R. Donnelley & Sons Co.	355,400	13,174,678
		26,802,076
Construction & Engineering – 1.9%
Jacobs Engineering Group, Inc. (a)	235,300	15,859,220
Industrial Conglomerates – 5.3%
3M Co.	414,600	30,415,056
General Electric Co.	421,000	14,175,070
		44,590,126
Machinery – 1.0%
Danaher Corp.	153,900	8,284,437

TOTAL INDUSTRIALS		152,152,301

INFORMATION TECHNOLOGY – 29.7%
Communications Equipment – 4.9%
Motorola, Inc.	273,100	6,032,779
QUALCOMM, Inc.	520,900	23,310,275
SiRF Technology Holdings, Inc. (a)	389,500	11,735,635
		41,078,689
Computers & Peripherals – 3.5%
Seagate Technology	1,486,200	23,556,270
UNOVA, Inc. (a)	165,300	5,782,194
		29,338,464
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	155,900	5,105,725
Internet Software & Services – 6.3%
Google, Inc. Class A (sub. vtg.) (a)	133,500	42,247,409
Yahoo!, Inc. (a)	311,900	10,554,696
		52,802,105

15 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 3.7%
Infosys Technologies Ltd.	425,838	$ 24,368,338
Paychex, Inc.	192,500	7,137,900
		31,506,238
Semiconductors & Semiconductor Equipment – 3.2%
Cypress Semiconductor Corp. (a)	339,300	5,106,465
Maxim Integrated Products, Inc.	317,500	13,541,375
MEMC Electronic Materials, Inc. (a)	353,100	8,047,149
		26,694,989
Software 7.5%
Microsoft Corp.	1,577,000	40,576,210
NAVTEQ Corp. (a)	448,600	22,407,570
		62,983,780

TOTAL INFORMATION TECHNOLOGY		249,509,990

MATERIALS 6.3%
Chemicals – 2.1%
Monsanto Co.	160,900	10,096,475
Potash Corp. of Saskatchewan	82,700	7,706,621
		17,803,096
Construction Materials 1.5%
Florida Rock Industries, Inc.	194,600	12,471,914
Metals & Mining – 2.7%
Allegheny Technologies, Inc.	218,400	6,766,032
Carpenter Technology Corp.	265,200	15,543,372
		22,309,404

TOTAL MATERIALS		52,584,414

TELECOMMUNICATION SERVICES – 1.1%
Wireless Telecommunication Services – 1.1%
Sprint Nextel Corp.	393,300	9,352,674
TOTAL COMMON STOCKS
(Cost $673,525,889)		825,598,858

Quarterly Report

16

Money Market Funds 3.3%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b)
(Cost $27,930,341)	27,930,341	$ 27,930,341
TOTAL INVESTMENT PORTFOLIO 101.6%
(Cost $701,456,230)	853,529,199

NET OTHER ASSETS – (1.6)%		(13,735,123)

NET ASSETS 100%	$ 839,794,076

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $701,869,526. Net unrealized appreciation aggregated $151,659,673, of which $162,430,934 related to appreciated investment securities and $10,771,261 related to depreciated investment securities.

17 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

18

Quarterly Holdings Report for Fidelity® Fund

September 30, 2005

1.799854.102 FID-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.8%
		Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.8%
Auto Components 0.1%
Delphi Corp. (a)		2,394,998	$6,610
Hotels, Restaurants & Leisure 0.8%
Carnival Corp. unit		1,548,485	77,393
Household Durables – 3.0%
D.R. Horton, Inc.		1,100,600	39,864
Fortune Brands, Inc.		1,749,100	142,254
Garmin Ltd.		621,200	42,136
Toll Brothers, Inc. (a)		1,682,400	75,153
			299,407
Internet & Catalog Retail 0.3%
eBay, Inc. (a)		750,100	30,904
Media – 3.7%
Lamar Advertising Co. Class A (a)		786,416	35,672
Martha Stewart Living Omnimedia, Inc. Class A (a)		555,379	13,896
McGraw Hill Companies, Inc.		4,256,200	204,468
News Corp. Class A		3,735,036	58,229
XM Satellite Radio Holdings, Inc. Class A (a)		1,416,200	50,856
			363,121
Multiline Retail – 1.8%
Federated Department Stores, Inc.		2,363,800	158,067
Sears Holdings Corp. (a)		173,200	21,550
			179,617
Specialty Retail – 2.1%
Home Depot, Inc.		623,500	23,780
Staples, Inc.		8,598,150	183,313
			207,093

TOTAL CONSUMER DISCRETIONARY			1,164,145

CONSUMER STAPLES – 10.7%
Beverages – 2.2%
Diageo PLC sponsored ADR		329,700	19,126
PepsiCo, Inc.		2,858,590	162,111
Pernod-Ricard		215,600	38,077
			219,314

Quarterly Report	20

Common Stocks continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – 2.2%
CVS Corp.	5,509,700	$159,836
Walgreen Co.	1,311,900	57,002
		216,838
Food Products 2.6%
Kellogg Co.	2,684,500	123,836
Lindt & Spruengli AG (participation certificate)	13,324	22,383
Nestle SA (Reg.)	358,992	105,137
		251,356
Personal Products 1.6%
Gillette Co.	2,739,123	159,417
Tobacco 2.1%
Altria Group, Inc.	2,841,000	209,410

TOTAL CONSUMER STAPLES		1,056,335

ENERGY 9.0%
Energy Equipment & Services – 3.2%
Baker Hughes, Inc.	810,400	48,365
Halliburton Co.	1,699,100	116,422
Nabors Industries Ltd. (a)	721,100	51,797
Schlumberger Ltd. (NY Shares)	1,160,700	97,940
		314,524
Oil, Gas & Consumable Fuels – 5.8%
Amerada Hess Corp.	372,700	51,246
Burlington Resources, Inc.	60,200	4,895
Chesapeake Energy Corp.	129,200	4,942
ConocoPhillips	1,953,492	136,569
Devon Energy Corp.	435,500	29,893
EOG Resources, Inc.	64,100	4,801
Exxon Mobil Corp.	905,400	57,529
Occidental Petroleum Corp.	508,000	43,398
Total SA sponsored ADR	628,500	85,363
Valero Energy Corp.	1,332,600	150,664
		569,300

TOTAL ENERGY		883,824

21 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – 17.9%
Capital Markets 5.0%
Goldman Sachs Group, Inc.	1,501,800	$182,589
Janus Capital Group, Inc.	2,137,800	30,891
Merrill Lynch & Co., Inc.	3,148,400	193,154
Nomura Holdings, Inc. sponsored ADR	1,980,800	30,782
UBS AG (Reg.)	572,740	48,969
		486,385
Commercial Banks – 2.5%
Bank of America Corp.	1,967,600	82,836
Standard Chartered PLC (United Kingdom)	4,769,300	102,924
Wells Fargo & Co.	1,024,600	60,011
		245,771
Consumer Finance – 3.6%
American Express Co.	4,388,292	252,063
SLM Corp.	1,947,050	104,440
		356,503
Insurance – 5.8%
AFLAC, Inc.	1,797,200	81,413
American International Group, Inc.	3,757,300	232,802
Berkshire Hathaway, Inc. Class A (a)	569	46,658
Genworth Financial, Inc. Class A (non-vtg.)	1,616,600	52,119
Hartford Financial Services Group, Inc.	1,284,400	99,117
The Chubb Corp.	345,600	30,948
XL Capital Ltd. Class A	435,200	29,607
		572,664
Real Estate 1.0%
AvalonBay Communities, Inc.	478,300	40,990
Equity Residential (SBI)	357,000	13,512
Mitsui Fudosan Co. Ltd.	2,286,000	34,620
United Dominion Realty Trust, Inc. (SBI)	423,200	10,030
		99,152

TOTAL FINANCIALS		1,760,475

HEALTH CARE – 15.6%
Biotechnology – 2.0%
Amgen, Inc. (a)	1,321,500	105,284
Biogen Idec, Inc. (a)	990,800	39,117

Quarterly Report

22

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Biotechnology – continued
MedImmune, Inc. (a)	999,400	$33,630
ONYX Pharmaceuticals, Inc. (a)	594,400	14,848
		192,879
Health Care Equipment & Supplies – 4.8%
Becton, Dickinson & Co.	1,766,400	92,612
C.R. Bard, Inc.	2,020,500	133,414
Guidant Corp.	498,300	34,328
Hospira, Inc. (a)	874,600	35,832
Medtronic, Inc.	1,423,900	76,350
Nobel Biocare Holding AG (Switzerland)	89,626	21,124
St. Jude Medical, Inc. (a)	1,633,100	76,429
		470,089
Health Care Providers & Services – 1.7%
Aetna, Inc.	361,300	31,122
UnitedHealth Group, Inc.	2,432,400	136,701
		167,823
Pharmaceuticals – 7.1%
Johnson & Johnson	2,598,700	164,446
Novartis AG sponsored ADR	2,200,600	112,231
Roche Holding AG (participation certificate)	1,784,476	247,932
Wyeth	3,816,640	176,596
		701,205

TOTAL HEALTH CARE		1,531,996

INDUSTRIALS – 13.0%
Aerospace & Defense – 6.7%
BAE Systems PLC	3,308,000	20,051
EADS NV	2,086,779	74,010
Honeywell International, Inc.	5,803,600	217,635
Lockheed Martin Corp.	1,212,130	73,988
Meggitt PLC	5,421,100	31,017
Rolls Royce Group PLC	3,215,400	21,191
The Boeing Co.	3,216,900	218,588
		656,480
Air Freight & Logistics – 0.3%
United Parcel Service, Inc. Class B	483,300	33,411

23 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – 4.3%
General Electric Co.	11,701,926	$394,001
Smiths Group PLC	1,891,500	32,008
		426,009
Machinery – 1.5%
ITT Industries, Inc.	1,269,400	144,204
Road & Rail 0.2%
Laidlaw International, Inc.	988,200	23,885

TOTAL INDUSTRIALS		1,283,989

INFORMATION TECHNOLOGY – 14.4%
Communications Equipment – 5.7%
Cisco Systems, Inc. (a)	3,700	66
Corning, Inc. (a)	3,116,200	60,236
Juniper Networks, Inc. (a)	4,368,940	103,937
Motorola, Inc.	7,334,000	162,008
QUALCOMM, Inc.	4,198,172	187,868
Research In Motion Ltd. (a)	635,000	43,313
		557,428
Computers & Peripherals – 2.9%
Apple Computer, Inc. (a)	3,118,700	167,194
Dell, Inc. (a)	839,055	28,696
EMC Corp. (a)	1,970,567	25,499
Network Appliance, Inc. (a)	2,574,500	61,119
		282,508
Electronic Equipment & Instruments – 0.7%
Amphenol Corp. Class A	1,626,600	65,617
Internet Software & Services – 2.3%
Google, Inc. Class A (sub. vtg.) (a)	526,700	166,679
Yahoo!, Inc. (a)	1,924,200	65,115
		231,794
Semiconductors & Semiconductor Equipment – 1.4%
Freescale Semiconductor, Inc. Class B (a)	1,809,597	42,670
Intel Corp.	4,035,195	99,468
		142,138
Software 1.4%
Citrix Systems, Inc. (a)	1,573,934	39,569

Quarterly Report

24

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Cognos, Inc. (a)	872,200	$33,737
Microsoft Corp.	2,731,200	70,274
		143,580

TOTAL INFORMATION TECHNOLOGY		1,423,065

MATERIALS 5.6%
Chemicals – 4.6%
Ecolab, Inc.	2,539,500	81,086
Monsanto Co.	3,410,227	213,992
Praxair, Inc.	3,220,176	154,343
		449,421
Containers & Packaging – 0.8%
Owens Illinois, Inc. (a)	2,575,700	53,111
Packaging Corp. of America	1,078,700	20,938
		74,049
Metals & Mining – 0.2%
Nippon Steel Corp.	6,516,000	24,627

TOTAL MATERIALS		548,097

TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.8%
SBC Communications, Inc.	2,047,800	49,086
Verizon Communications, Inc.	813,300	26,587
		75,673

UTILITIES – 1.0%
Multi-Utilities – 1.0%
Dominion Resources, Inc.	554,000	47,722
PG&E Corp.	1,289,800	50,625
		98,347

TOTAL COMMON STOCKS
(Cost $8,664,035)		9,825,946

25 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Procket Networks, Inc. Series C (a)(d)	1,612,868	$0
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(d)
(Cost $19,795)	710,000	1
Money Market Funds 0.8%
Fidelity Cash Central Fund, 3.82% (b)	50,877,193	50,877
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	25,048,000	25,048
TOTAL MONEY MARKET FUNDS
(Cost $75,925)		75,925
Cash Equivalents 0.1%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)
(Cost $9,582)	$9,585	9,582

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $8,769,337)		9,911,454

NET OTHER ASSETS – (0.7)%		(70,709)

NET ASSETS 100%		$9,840,745

Quarterly Report

26

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
GeneProt, Inc.
Series A	7/7/00	$3,905

Procket Networks, 11/15/00
Inc. Series C	2/9/01	$15,929

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $8,801,208,000. Net unrealized appreciation aggregated $1,110,246,000, of which $1,380,515,000 related to appreciated investment securities and $270,269,000 related to depreciated investment securities.

27 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

28

Quarterly Holdings Report for Fidelity® Growth & Income II Portfolio

September 30, 2005

1.808770.101 GII-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.3%
	Shares	Value

CONSUMER DISCRETIONARY – 11.4%
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. unit	43,900	$ 2,194,122
Household Durables – 1.4%
Sharp Corp.	63,000	918,876
Toll Brothers, Inc. (a)	38,900	1,737,663
		2,656,539
Internet & Catalog Retail 2.8%
eBay, Inc. (a)	124,000	5,108,800
Leisure Equipment & Products – 0.3%
Sega Sammy Holdings, Inc.	7,900	313,993
Sega Sammy Holdings, Inc. New	7,900	308,386
		622,379
Media – 1.0%
EchoStar Communications Corp. Class A	61,000	1,803,770
Multiline Retail – 1.0%
Federated Department Stores, Inc.	27,600	1,845,612
Specialty Retail – 1.6%
Chico’s FAS, Inc. (a)	55,800	2,053,440
GameStop Corp.:
Class A (a)	600	18,882
Class B (a)	30,400	863,056
		2,935,378
Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc. (a)	36,500	2,073,200
Polo Ralph Lauren Corp. Class A	37,300	1,876,190
		3,949,390

TOTAL CONSUMER DISCRETIONARY		21,115,990

CONSUMER STAPLES 4.0%
Food & Staples Retailing – 1.9%
Walgreen Co.	78,500	3,410,825
Food Products 1.1%
Nestle SA sponsored ADR	28,600	2,102,100
Tobacco 1.0%
Altria Group, Inc.	25,730	1,896,558

TOTAL CONSUMER STAPLES		7,409,483

Quarterly Report	30

Common Stocks continued
	Shares	Value

ENERGY 17.8%
Energy Equipment & Services – 5.9%
Halliburton Co.	110,300	$7,557,756
National Oilwell Varco, Inc. (a)	7,900	519,820
Schlumberger Ltd. (NY Shares)	33,100	2,792,978
		10,870,554
Oil, Gas & Consumable Fuels – 11.9%
Canadian Natural Resources Ltd.	72,800	3,287,459
Total SA sponsored ADR	42,800	5,813,096
Ultra Petroleum Corp. (a)	91,000	5,176,080
Valero Energy Corp.	68,600	7,755,916
		22,032,551

TOTAL ENERGY		32,903,105

FINANCIALS – 17.3%
Capital Markets 4.1%
Goldman Sachs Group, Inc.	44,700	5,434,626
Investors Financial Services Corp.	13,400	440,860
Lehman Brothers Holdings, Inc.	14,700	1,712,256
		7,587,742
Commercial Banks – 1.9%
Wells Fargo & Co.	61,600	3,607,912
Consumer Finance – 2.4%
American Express Co.	76,100	4,371,184
Insurance – 5.4%
American International Group, Inc.	104,430	6,470,483
MetLife, Inc. unit	67,800	1,903,146
Platinum Underwriters Holdings Ltd.	57,000	1,703,730
		10,077,359
Real Estate 2.5%
General Growth Properties, Inc.	52,500	2,358,825
Vornado Realty Trust	27,300	2,364,726
		4,723,551
Thrifts & Mortgage Finance – 1.0%
Golden West Financial Corp., Delaware	29,800	1,769,822

TOTAL FINANCIALS		32,137,570

31 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – 10.4%
Biotechnology – 2.3%
Affymetrix, Inc. (a)		22,800	$1,054,044
Anadys Pharmaceuticals, Inc. (a)		13,900	148,313
Genentech, Inc. (a)		36,200	3,048,402
			4,250,759
Health Care Equipment & Supplies – 4.1%
Alcon, Inc.		30,300	3,874,764
Fisher Scientific International, Inc. (a)		27,900	1,731,195
Synthes, Inc.		16,500	1,930,376
			7,536,335
Health Care Providers & Services – 2.0%
UnitedHealth Group, Inc.		67,200	3,776,640
Pharmaceuticals – 2.0%
Roche Holding AG (participation certificate)		26,200	3,640,182

TOTAL HEALTH CARE			19,203,916

INDUSTRIALS – 7.6%
Aerospace & Defense – 3.3%
Honeywell International, Inc.		162,600	6,097,500
Air Freight & Logistics – 1.0%
Expeditors International of Washington, Inc.		33,546	1,904,742
Airlines – 0.8%
Ryanair Holdings PLC sponsored ADR (a)		31,000	1,411,430
Construction & Engineering – 1.1%
SNC-Lavalin Group, Inc.		31,600	2,041,524
Industrial Conglomerates – 1.4%
3M Co.		35,900	2,633,624

TOTAL INDUSTRIALS			14,088,820

INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 2.0%
Comverse Technology, Inc. (a)		69,200	1,817,884
Juniper Networks, Inc. (a)		78,700	1,872,273
			3,690,157
Computers & Peripherals – 1.2%
Apple Computer, Inc. (a)		43,400	2,326,674
Electronic Equipment & Instruments – 0.1%
Trimble Navigation Ltd. (a)		4,900	165,081

Quarterly Report	32

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 7.9%
aQuantive, Inc. (a)	68,600	$ 1,380,918
Google, Inc. Class A (sub. vtg.) (a)	22,800	7,215,288
Yahoo!, Inc. (a)	177,300	5,999,832
		14,596,038
Semiconductors & Semiconductor Equipment – 4.3%
Intel Corp.	174,000	4,289,100
Marvell Technology Group Ltd. (a)	36,100	1,664,571
Samsung Electronics Co. Ltd.	3,613	2,035,882
		7,989,553
Software 3.2%
Microsoft Corp.	205,700	5,292,661
Net 1 UEPS Technologies, Inc. (a)	25,000	560,500
		5,853,161

TOTAL INFORMATION TECHNOLOGY		34,620,664

MATERIALS 1.1%
Chemicals – 1.1%
Monsanto Co.	33,200	2,083,300
TELECOMMUNICATION SERVICES – 5.9%
Wireless Telecommunication Services – 5.9%
American Tower Corp. Class A (a)	230,600	5,753,470
Sprint Nextel Corp.	214,841	5,108,919
		10,862,389

UTILITIES – 2.1%
Electric Utilities – 1.3%
Exelon Corp.	45,900	2,452,896
Multi-Utilities – 0.8%
CMS Energy Corp. (a)	93,600	1,539,720

TOTAL UTILITIES		3,992,616

TOTAL COMMON STOCKS
(Cost $164,811,811)		178,417,853

33 Quarterly Report

Investments (Unaudited) continued

Convertible Preferred Stocks 1.1%
	Shares	Value

ENERGY 1.1%
Oil, Gas & Consumable Fuels – 1.1%
El Paso Corp. 4.99% (c)	1,600	$ 1,981,408
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,743,624)		1,981,408
Convertible Bonds 0.5%
	Principal
	Amount

HEALTH CARE – 0.5%
Biotechnology – 0.5%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	$930,000	892,800
TOTAL CONVERTIBLE BONDS
(Cost $854,523)		892,800
Money Market Funds 1.9%
	Shares
Fidelity Cash Central Fund, 3.82% (b)
(Cost $3,590,642)	3,590,642	3,590,642

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $171,000,600)		184,882,703

NET OTHER ASSETS – 0.2%		353,730
NET ASSETS 100%		$ 185,236,433

Quarterly Report 34

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,981,408 or
1.1% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $171,297,092. Net unrealized appreciation aggregated $13,585,611, of which $19,498,849 related to appreciated investment securities and $5,913,238 related to depreciated investment securities.

35 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

36

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005